Corporate Bonds	12 Months Ended
Dec. 31, 2018
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Corporate Bonds
35.	CORPORATE BONDS

On June 7, 2016, the Group issued RMB7 billion 3-year corporate bonds and RMB1 billion 5-year corporate bond, bearing interest at 3.07% and 3.43% per annum respectively.

On July 14, 2016, the Group issued RMB10 billion 3-year corporate bonds, bearing interest at 2.95% per annum.